U.S. Securities and Exchange Commission, Washington,
     D.C. 20549

     FORM 24F-2: Annual Notice of Securities Sold,
     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
     Please print or type.

          1.   Name and address of issuer:
               STYLE SELECT SERIES, INC.
               The SunAmerica Center
               733 Third Avenue
               New York, NY  10017-3204

          2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

          3.   Investment Company Act File Number:     811-07797

               Securities Act File Number:  333-11283

               4(a).     Last day of fiscal year for which this Form is
               filed:   10/31/98

               4(b).     Check this box if this notice is being filed
               late (i.e., more than 90 days  after the end
               of the issuer's fiscal  year).  (See
               Instruction A.2.)   [ ]

               4(c).     Check this box if this is the last time the
               issuer will be filing this Form. [ ]

          5.   Calculation of registration fee:

     (i)  Aggregate sale price of
          securities sold during the fiscal
          year pursuant to section 24(f):     $699,365,269

          (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $336,656,090

      (iii)Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending
       no earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
         to the Commission:                  $ -0-

     (iv)   Total available redemption credits [add items
       5(ii) and 5(iii):                   $336,656,090
     (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]: $362,709,179

     (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]: $  -0-

     (vii)Multiplier for determining registration fee
          (See Instruction C.9):                x .000278

     (viii)Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):
         $ 100,833.15

      6.     Prepaid Shares                         -0-

       If the response to item 5(i) as determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-

            7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A

            8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
       $ 100,833.15

            9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
       January 21, 1999
       Method of Delivery:
                 [x] Wire Transfer
                 [ ] Mail or other means

     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title):/s/Robert M. Zakem
                           Robert M. Zakem, Secretary

     Date: January 21, 1999

     * Please print the name and title of the signing officer below the signature.